LONG-TERM DEBT (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended								0 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 22, 2010 Credit Facilities item	Dec. 31, 2013 Credit Facilities	Dec. 31, 2012 Credit Facilities	Dec. 31, 2011 Credit Facilities	Dec. 31, 2013 Guaranteed senior unsecured notes	Dec. 31, 2012 Guaranteed senior unsecured notes	Dec. 31, 2011 Guaranteed senior unsecured notes	Dec. 31, 2013 2012 Notes	Jul. 24, 2012 2012 Notes	Jul. 24, 2012 Series A maturing in 2022	Jul. 24, 2012 Series B maturing in 2024	Dec. 31, 2013 2010 Notes	Apr. 07, 2010 2010 Notes	Apr. 07, 2010 Series A maturing in 2017	Apr. 07, 2010 Series B maturing in 2020	Apr. 07, 2010 Series C maturing in 2022
Debt instrument
Number of credit facilities				1
Maximum borrowing capacity of line of credit				$ 900,000,000
Amount available under credit facilities after amendment				1,200,000,000
Amount drawn down on the credit facility					200,000,000	30,000,000
Availability under credit facility					998,900,000
Outstanding notes											200,000,000	200,000,000			600,000,000	600,000,000
Proceeds from private placement of guaranteed senior unsecured notes													100,000,000	100,000,000			115,000,000	360,000,000	125,000,000
Interest rate (as a percent)													4.87%	5.02%			6.13%	6.67%	6.77%
Weighted average maturity term on guaranteed senior unsecured notes												11 years				9 years 10 months 2 days
Guaranteed senior unsecured notes, weighted average yield (as a percent)												4.95%				6.59%
Interest expense	57,999,000	57,887,000	55,039,000
Cash interest payments	58,152,000	52,213,000	52,833,000		1,800,000	3,600,000	1,700,000	49,400,000	39,500,000	39,500,000
Cash standby fees					4,800,000	4,200,000	8,600,000
Interest expenditures capitalized to construction property, plant and mine development	$ 3,500,000	$ 1,500,000	$ 1,000,000
Weighted average interest rate (as a percent)	5.37%	6.02%	5.02%